Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	$ 36,989	$ 34,903
Accumulated Depreciation	13,220	12,557
Construction in Progress	1,201	1,402
Total	24,970	23,748
Transmission [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	20,162	18,970
Accumulated Depreciation	6,641	6,307
Construction in Progress	938	1,183
Total	14,459	13,846
Distribution [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	12,707	12,045
Accumulated Depreciation	4,380	4,163
Construction in Progress	107	95
Total	8,434	7,977
Communication [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	1,299	1,246
Accumulated Depreciation	1,046	981
Construction in Progress	71	46
Total	324	311
Administration and Service [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	2,120	1,963
Accumulated Depreciation	1,065	1,022
Construction in Progress	85	78
Total	1,140	1,019
Easements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	701	679
Accumulated Depreciation	88	84
Construction in Progress		0
Total	$ 613	$ 595